DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES (Tables)	12 Months Ended
Jun. 30, 2024
Deposits Prepayments And Other Receivables
SCHEDULE OF DEPOSITS PREPAYMENTS AND OTHER RECEIVABLES

	As of June 30,
	2023	2024
	S$	S$
Prepayment (1)	581,927	3,134
Security deposit (2)	933,041	830,220
Staff loan	1,918	1,118
Other receivables	7,020	6,540
Deposits, prepayments and other receivables	1,523,906	841,012

(1)	As of June 30, 3023, this amount includes prepayment paid to a related party, LRS-Premium Pte. Ltd. for the rental of Central Kitchen and equipment of S$569,252. As of June 30, 2024, this amount has been fully settled.

(2)	This amount includes security deposit paid to a related party, LRS- Premium Pte. Ltd. for the security deposit paid for the rental of Central Kitchen and rental of equipment. (2023: S$878,000; 2024: S$778,000)